July 2, 2020

Mr. Mark Cowan

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company (“Depositor”) and its

Massachusetts Mutual Variable Life Separate Account I (“Registrant”)

Pre-Effective Amendment No. 2 to Registration Statement on Form N-6

Prospectus Title: Apex VULSM

File Nos. 333-229670, 811-08075

Dear Mr. Cowan:

On behalf of the Depositor and the Registrant, I am submitting Pre-Effective Amendment No. 2 to the Registration Statement on Form N-6 referenced above for the Staff’s review.

I have also included, as “Correspondence,” my responses to the Staff’s comment letter dated October 9, 2019, as well as a blackline copy of the prospectus and SAI.

I appreciate your continuing attention to this filing. Please contact me if you have any questions regarding this filing or if there is anything that I can do to facilitate your review of this filing. I may be reached at (860) 562-2455 or angelabrown@massmutual.com.

Sincerely,

/s/ Angela N. Brown

Angela N. Brown
Lead Counsel, Life Insurance Product & Operations